Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRIMECAP Odyssey Aggressive Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover
		rate was 11.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.32%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Primary Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. These stocks typically provide little current income. The Fund's portfolio consists predominantly of U.S. small- and mid-cap securities but may also include securities of foreign companies. Through its research and its evaluation of the relationship between growth prospects and valuation, PRIMECAP Management Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the S&P 500®
Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the
		stock was purchased no longer hold true.
Risk, Heading	rr_RiskHeading	Primary Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

  ·  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

  ·  Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small- and mid-cap companies may have less access to resources than larger cap companies, and their stocks may be less liquid. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

  ·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

  ·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
     Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets;
     and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable
		changes in currency exchange rates.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance over time. The bar chart illustrates the Fund's total return for the calendar years shown below.
The table illustrates the Fund's average annual return over time compared with a domestic broad-based securities market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available
		on the Fund's website at www.odysseyfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.odysseyfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Return
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart illustrates the Fund's total return for the calendar years shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's highest quarterly return was +23.74% for the quarter ended September 30, 2009, and the lowest quarterly
		return was -18.85% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts ("IRAs").
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge on purchases or reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.55%
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2005	rr_AnnualReturn2005	7.94%
Annual Return 2006	rr_AnnualReturn2006	21.57%
Annual Return 2007	rr_AnnualReturn2007	(0.19%)
Annual Return 2008	rr_AnnualReturn2008	(34.60%)
Annual Return 2009	rr_AnnualReturn2009	50.43%
Annual Return 2010	rr_AnnualReturn2010	21.57%
Annual Return 2011	rr_AnnualReturn2011	(0.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.85%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund | PRIMECAP Odyssey Aggressive Growth Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004

[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Aggressive Growth Fund.